SEGMENT INFORMATION (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) segment	Dec. 31, 2021 EUR (€)
SEGMENT INFORMATION
Non-current assets	€ 74,650	€ 56,432
Number of reportable operating Segments | segment	1
Revenue	€ 84,734	58,319
Netherlands
SEGMENT INFORMATION
Revenue	36,870	5,818
Curaao
SEGMENT INFORMATION
Revenue	17,209	14,304
Malta
SEGMENT INFORMATION
Revenue	14,626	28,127
USA
SEGMENT INFORMATION
Non-current assets	73,611	55,581
Revenue	3,997	603
Croatia
SEGMENT INFORMATION
Revenue	3,045	2,391
Serbia
SEGMENT INFORMATION
Revenue	1,576	1,042
Romania
SEGMENT INFORMATION
Revenue	1,081	1,593
Other
SEGMENT INFORMATION
Non-current assets	1,039	851
Revenue	€ 6,330	€ 4,441